Hood River International Opportunity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 2.9%
MRF Ltd.	161	$266,015
Sumitomo Electric Industries Ltd.	9,900	160,753
Sumitomo Rubber Industries Ltd.	4,900	53,913
		480,681
Broadline Retail - 0.5%
Jumia Technologies AG - ADR (a)	14,706	78,530
		$–
Hotels, Restaurants & Leisure - 6.4%
Basic-Fit NV (a)(b)	2,459	64,126
Codere Online Luxembourg SA (a)	15,537	124,141
Despegar.com Corp. (a)	15,711	194,816
eDreams ODIGEO SA (a)	11,951	90,595
Genius Sports Ltd. (a)	66,959	524,959
HomeToGo SE (a)	30,559	63,781
		1,062,418
Household Durables - 0.4%
Nikon Corp.	7,400	76,642
		$–
Leisure Products - 0.3%
Yonex Co. Ltd.	3,300	49,049

Management of Companies and Enterprises - 0.9% Viking Holdings Ltd. ORD SHS (a)	4,166	145,352
TOTAL CONSUMER DISCRETIONARY		1,892,672

CONSUMER STAPLES - 4.9%
Consumer Staples Distribution & Retail - 2.1%
BBB Foods, Inc. - Class A (a)	5,387	161,610
Redcare Pharmacy NV (a)(b)	1,239	179,623
		341,233
Food Products - 0.7%
LT Foods Ltd.	26,073	123,955
		$–
Personal Care Products - 2.1%
Oddity Tech Ltd. - Class A (a)	4,368	176,380
Warpaint London PLC	23,004	175,920
		352,300
TOTAL CONSUMER STAPLES		817,488

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Cameco Corp.	5,248	250,644
Denison Mines Corp. (a)	151,512	277,267
Great Eastern Shipping Co. Ltd.	21,581	309,583
NexGen Energy Ltd. (a)	36,281	236,915
Secure Energy Services, Inc.	29,821	269,667
		1,344,076
TOTAL ENERGY		1,344,076

FINANCIALS - 9.3%
Banks - 3.0%
Banco BBVA Argentina SA - ADR	11,026	114,340
Banco Macro SA - ADR	1,993	126,556
Grupo Financiero Galicia SA - ADR	3,994	168,107
Sumitomo Mitsui Trust Holdings, Inc.	3,500	83,772
		492,775
Capital Markets - 1.1%
Plus500 Ltd.	5,579	186,770
		$–
Consumer Finance - 2.3%
Sundaram Finance Ltd.	6,127	384,730
		$–
Insurance - 2.9%
Just Group PLC	148,560	276,476
Revo Insurance SpA	19,810	210,492
		486,968
TOTAL FINANCIALS		1,551,243

HEALTH CARE - 5.7%
Biotechnology - 0.5%
MoonLake Immunotherapeutics (a)(c)	1,798	90,655
		$–
Health Care Equipment & Supplies - 2.1%
Establishment Labs Holdings, Inc. (a)	1,760	76,155
Implantica AG (a)	65,944	278,883
		355,038
Health Care Technology - 1.8%
Craneware PLC	6,271	167,681
kneat.com, inc. (a)	36,299	125,340
		293,021
Pharmaceuticals - 1.3%
Dr Reddy's Laboratories Ltd.	1,780	143,286
Verona Pharma PLC - ADR (a)	2,679	77,075
		220,361
TOTAL HEALTH CARE		959,075

INDUSTRIALS - 32.9%(d)
Aerospace & Defense - 4.2%
Bharat Electronics Ltd.	66,701	227,266
Bombardier, Inc. - Class B (a)	3,099	235,807
Hindustan Aeronautics Ltd.	4,418	233,128
		696,201
Building Products - 2.6%
Munters Group AB (b)	13,758	314,492
Nitto Boseki Co. Ltd.	2,800	116,412
		430,904
Commercial Services & Supplies - 4.9%
DO & CO AG (a)	1,290	194,717
GFL Environmental, Inc.	11,620	463,406
ION Exchange India Ltd.	21,000	159,881
		818,004
Construction & Engineering - 2.8%
Ahluwalia Contracts India Ltd.	8,835	120,799
Larsen & Toubro Ltd.	6,121	268,427
Thyssenkrupp Nucera AG & Co. KGaA (a)(b)	7,855	82,045
		471,271
Electrical Equipment - 8.6%
CG Power & Industrial Solutions Ltd.	18,089	163,715
HD Hyundai Electric Co. Ltd.	691	174,111
Legrand SA	1,521	175,228
Triveni Turbine Ltd.	44,042	359,033
Voltamp Transformers Ltd.	3,565	560,882
		1,432,969
Ground Transportation - 1.1%
TFI International, Inc.	1,312	179,600
		$–
Machinery - 7.4%
AIA Engineering Ltd.	1,708	88,450
Alfa Laval AB	2,485	119,469
Cummins India Ltd.	4,447	202,186
Elgi Equipments Ltd.	12,117	98,326
Kornit Digital Ltd. (a)	6,983	180,406
Kurita Water Industries Ltd.	2,200	95,188
Mitsubishi Heavy Industries Ltd.	5,800	86,675
Pentair PLC	1,381	135,048
Silex Systems Ltd. (a)	5,823	17,359
Thermax Ltd.	2,262	137,380
VAT Group AG (b)	159	81,312
		1,241,799
Trading Companies & Distributors - 1.3%
FTAI Aviation Ltd.	1,627	216,228
TOTAL INDUSTRIALS		5,486,976

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment, Instruments & Components - 5.0%
Fabrinet (a)	1,565	370,028
Jeol Ltd.	2,000	78,353
Kaynes Technology India Ltd. (a)	3,699	239,284
Nayax Ltd. (a)	5,772	148,052
		835,717
IT Services - 3.6%
Applied Digital Corp. (a)(c)	71,875	592,969
		$–
Semiconductors & Semiconductor Equipment - 2.2%
Alphawave IP Group PLC (a)	155,899	217,519
BE Semiconductor Industries NV	519	66,194
Shibaura Mechatronics Corp.	1,600	88,486
		372,199
Software - 2.8%
JFrog Ltd. (a)	5,970	173,369
Sylogist Ltd.	10,187	85,039
Zoo Digital Group PLC (a)	413,891	199,207
		457,615
TOTAL INFORMATION TECHNOLOGY		2,258,500

MATERIALS - 4.8%
Chemicals - 1.5%
Kemira OYJ	10,052	250,866
		$–
Metals & Mining - 3.3%
Ferroglobe PLC (c)	22,614	104,929
Jindal Saw Ltd.	30,655	272,348
Vedanta Ltd.	28,510	174,225
		551,502
TOTAL MATERIALS		802,368

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Tosei Corp.	5,800	93,396
TOTAL REAL ESTATE		93,396

UTILITIES - 6.0%
Electric Utilities - 1.9%
Korea Electric Power Corp. (a)	10,322	161,320
Kyushu Electric Power Co., Inc.	15,000	163,987
		325,307
Independent Power and Renewable Electricity Producers - 1.2%
Capital Power Corp.	5,312	193,124
		$–
Multi-Utilities - 1.3%
Veolia Environnement SA	6,429	211,664
		$–
Water Utilities - 1.6%
VA Tech Wabag Ltd. (a)	14,715	265,634
TOTAL UTILITIES		995,729
TOTAL COMMON STOCKS (Cost $14,188,354)		16,201,523

CLOSED END INVESTMENT TRUSTS - 1.3%	Shares	Value
Sprott Physical Uranium Trust (a)	11,127	215,085
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $196,369)		215,085

PREFERRED STOCKS - 0.5%	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Specialty Retail - 0.5%
Track & Field Co. SA 0.00%,	41,283	80,100
TOTAL PREFERRED STOCKS (Cost $86,560)		80,100

SHORT-TERM INVESTMENTS - 7.7%
Investments Purchased with Proceeds from Securities Lending - 4.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	732,194	732,194

Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (e)	548,955	548,955
TOTAL SHORT-TERM INVESTMENTS (Cost $1,281,149)		1,281,149

TOTAL INVESTMENTS - 106.7% (Cost $15,752,432)		17,777,857
Liabilities in Excess of Other Assets - (6.7)%		(1,123,403)
TOTAL NET ASSETS - 100.0%		$16,654,454

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft ADR - American Depositary Receipt
NV - Naamloze Vennootschap
SA - Sociedad Anónima
SE - Societas Europeae PLC – Public Limited Company SpA - Societa per Azioni
AB – Aktiebolag
KGaA - Kommanditgesellschaft auf Aktien
OYJ - Julkinen Asakeyhtio

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $721,598 or 4.3% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $712,577 which represented 4.3% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Hood River International Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,476,320	$7,725,203	$–	$16,201,523
Closed End Investment Trusts	215,085	–	–	215,085
Preferred Stocks	80,100	–	–	80,100
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	732,194
Money Market Funds	548,955	–	–	548,955
Total Investments	$9,320,460	$7,725,203	$–	$17,777,857

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $732,194 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.